Acquisition of Goods and Services (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Detailed Information About Acquisition of Goods and Services

Details are as follows:

			Year ended December 31,
			2018	2017	2016
			(millions of euros)
Acquisition of raw materials and merchandise	(A)		1,957	1,863	1,614

Costs of services:
Revenues due to other TLC operators			1,616	1,737	1,686
Costs for access services to Tlc networks			171	217	244
Commissions, sales commissions and other selling expenses			1,158	1,109	937
Advertising and promotion expenses			236	277	294
Professional and consulting services			242	223	186
Utilities			417	467	484
Maintenance			221	240	287
Outsourcing costs for other services			465	513	447
Mailing and delivery expenses for telephone bills, directories and other materials to customers			84	96	98
Other service expenses			634	664	609

	(B)		5,244	5,543	5,272

Lease and rental costs:
Rent and leases			607	645	616
TLC circuit lease rents			126	119	82
Other lease and rental costs			252	218	209

	(C)		985	982	907

Total	(A+B+C	)	8,186	8,388	7,793